Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator:
Net income (loss)	$ (19,458,000)	$ (157,422)	$ (276,507)	$ (6,852,000)	$ (1,000)	$ 955,055	$ 797,633	$ (2,928,961)
Net loss attributable per share to common stockholders	$ 19,458,000			$ (6,852,000)
Denominator:
Weighted average shares of common stock outstanding - Basic	163,955,593			135,039,812
Dilutive effect of potential common stock	0			0
Weighted average shares of common stock outstanding - Diluted	163,955,593			135,039,812
Basic and diluted net loss per share, Common stock	$ (0.12)		$ (0.05)	$ (0.05)	$ 0.00	$ (0.06)	$ (0.08)	$ (0.59)